Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Total assets	¥ 183,548,754	¥ 213,008,709
Maximum exposure	17,327,744	19,106,098
On-balance sheet assets, Total assets	14,519,503	15,589,741
On-balance sheet assets, Trading account assets	1,416,760	1,254,322
On-balance sheet assets, Investment securities	4,421,833	5,242,402
On-balance sheet assets, Loans	8,457,932	8,914,380
On-balance sheet assets, All other assets	222,978	178,637
On-balance sheet liabilities, Total liabilities	404,430	73,687
On-balance sheet liabilities, All other liabilities	404,430	73,687
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	27,700,099	29,621,609
Maximum exposure	5,836,895	6,221,274
On-balance sheet assets, Total assets	4,797,551	4,982,357
On-balance sheet assets, Trading account assets	190	659
On-balance sheet assets, Investment securities	1,737,979	1,704,553
On-balance sheet assets, Loans	3,059,382	3,277,145
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	55,644,434	67,750,419
Maximum exposure	1,918,403	1,952,676
On-balance sheet assets, Total assets	1,712,037	1,753,823
On-balance sheet assets, Trading account assets	437,858	187,166
On-balance sheet assets, Investment securities	525,022	1,253,705
On-balance sheet assets, Loans	724,253	304,310
On-balance sheet assets, All other assets	24,904	8,642
On-balance sheet liabilities, Total liabilities	356,679	206
On-balance sheet liabilities, All other liabilities	356,679	206
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	37,026,192	42,676,571
Maximum exposure	3,601,834	3,972,450
On-balance sheet assets, Total assets	2,764,156	3,015,593
On-balance sheet assets, Trading account assets	392,588	252,597
On-balance sheet assets, Investment securities	35,774	48,895
On-balance sheet assets, Loans	2,317,128	2,709,008
On-balance sheet assets, All other assets	18,666	5,093
On-balance sheet liabilities, Total liabilities	6,058	9,827
On-balance sheet liabilities, All other liabilities	6,058	9,827
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	8,215,327	12,885,367
Maximum exposure	3,030,263	3,477,545
On-balance sheet assets, Total assets	2,931,617	3,383,161
On-balance sheet assets, Trading account assets	394,478	690,305
On-balance sheet assets, Investment securities	2,123,058	2,169,798
On-balance sheet assets, Loans	361,184	478,252
On-balance sheet assets, All other assets	52,897	44,806
On-balance sheet liabilities, Total liabilities		6,087
On-balance sheet liabilities, All other liabilities		6,087
Others [Member]
Variable Interest Entity [Line Items]
Total assets	54,962,702	60,074,743
Maximum exposure	2,940,349	3,482,153
On-balance sheet assets, Total assets	2,314,142	2,454,807
On-balance sheet assets, Trading account assets	191,646	123,595
On-balance sheet assets, Investment securities		65,451
On-balance sheet assets, Loans	1,995,985	2,145,665
On-balance sheet assets, All other assets	126,511	120,096
On-balance sheet liabilities, Total liabilities	41,693	57,567
On-balance sheet liabilities, All other liabilities	¥ 41,693	¥ 57,567